Taxes on Income - Provision for Taxes on Income (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Deferred income taxes on certain current-year funds earned outside of the U.S.	$ 2.1	$ 2.5